Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of income tax provision

The Company’s subsidiaries are governed by the income tax laws in Singapore. The tax on the Company’s loss before tax differs from theoretical amount that would arise using the Singapore standard rate of income tax as follows:

	For years ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Tax expense attributable to income (loss) is made up of:
Current income tax	118,681	23,086	(368,542)	(269,757)

Loss before tax	(668,831)	(7,547,787)	(4,301,507)	(3,148,519)

Tax calculated at tax rate @17%	(113,701)	(1,283,124)	(731,257)	(535,248)
Effects of:
- Effect of tax rates in foreign jurisdiction	-	930,664	141,421	103,514
- Tax effect on expense not deductible for tax purposes	197,279	129,502	149,973	109,775
- Income not subject to tax	-	-	(12,096)	(8,854)
- Singapore statutory stepped income exemption	(17,425)	-	-	-
- Utilization of capital allowance	(68)	(1,041)	-	-
- Recognition of tax effect of previously unrecognized tax losses	-	(15,809)	-	-
- Deferred tax assets on temporary differences not recognized	250,371	239,808	461,877	338,073
- Under provision of current taxation in respect of prior year	(197,775)	23,086	(368,542)	(269,757)
- Others	-	-	(9,918)	(7,260)
Tax charge	118,681	23,086	(368,542)	(269,757)